Note 18 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Loan from lessor	$737	$815	$1,022
EIB Loan	4,800	7,352	7,626
Total Borrowings	5,537	8,167	8,648
Less: Borrowings, current portion	(190)	(159)	(159)
Total Borrowings, net of current portion	$5,347	$8,008	$8,489